United States
                       Securities and Exchange Commission
                              Washington, DC 20549

                                    Form 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 3/31/01

Check here if Amendment:  [  ]   Amendment number:  [  ]
This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105

13F File Number:    28-5546

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164

     Signature, Place, and Date of Signing:

          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          May 4, 2001

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

     List of Other Managers Reporting for this Manager:  NONE


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      62
Form 13F Information Table Value Total:      $148,340
                                            (thousands)
List of Other Included Managers:  NONE

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.


                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE

ACXIOM CORP              COM       005125109    9,604,000  460,075.00 X                                  5,625 152,050 302,400

BP AMOCO                 COM       055622104      289,000    5,824.00 X                                                  5,824

ANHEUSER-BUSCH COS       COM       035229103    1,007,000   21,934.00 X                                            110  21,824

BANKAMERICA              COM       060505104      664,000   12,134.00 X                                                 12,134

CROWN CASTLE             COM       228227104    3,291,000  222,200.00 X                                  2,650  87,150 132,400

CENTERPOINT PROPERTIES   COM       151895109      306,000    6,550.00 X                                          4,000   2,550

CHATEAU COMMUNITIES      COM       161725104      540,000   17,862.00 X                                          7,634  10,228

AMERICAN INTL GRP        COM       026874107      249,000    3,089.00 X                                     37           3,052

DEVON ENERGY CO          COM       25179M103    6,319,000  108,572.00 X                                  1,275  38,000  69,297

CHEMED CORP              COM       163596109   12,411,000  357,155.00 X                                  3,950 117,280 235,925

APPLIED HEALTHCARE PROD  COM       019222108       30,000   10,000.00 X                                         10,000

BALL CO                  COM       058498106      674,000   14,700.00 X                                    450   7,750   6,500

GENERAL ELEC             COM       369604103    1,302,000   31,110.00 X                                                 31,110

HARTE-HANKS COMM INC     COM       416196103      249,000   11,010.00 X                                          7,460   3,550

   COLUMN TOTALS                               36,935,000


                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.

                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE

CHUBB                    COM       171232101    9,093,000  125,525.00 X                                  1,800  46,925  76,800

VERIZON                  COM       92343V104      341,000    6,913.00 X                                                  6,913

CONVERGYS CORP           COM       212485106    9,433,000  261,525.00 X                                  2,425 102,850 156,250

INTL SPEEDWAY CORP CL B  COM       460335300      587,000   15,500.00 X                                                 15,500

TRI CONTINENTAL CORP     COM       895436103      238,000   11,525.00 X                                                 11,525

BELLSOUTH CORP           COM       079860102      319,000    7,806.00 X                                                  7,806

NAVIGATORS GROUP INC     COM       638904102    1,942,000  144,525.00 X                                  1,700  49,500  93,325

PAXAR CORP               COM       704227107    9,031,000  722,488.00 X                                  7,362 274,716 440,410

CITIGROUPINC             COM       172967101      313,000    6,950.00 X                                    726           6,224

REINSURANCE GROUP
 OF AMERICA              COM       759351109    1,031,000   26,750.00 X                                                 26,750

SCHLUMBERGER LTD         COM       806857108    2,970,000   51,558.00 X                                    249  20,083  31,226

WEST TELESERVICES CORP   COM       952355105    8,621,000  385,293.00 X                                  5,675 142,600 237,018

WILLIAMS CO INC          COM       969457100    7,414,000  173,029.00 X                                  1,550  52,450 119,029

EMERSON ELECTRIC         COM       291011104      228,000    3,678.00 X                                                  3,678

   COLUMN TOTALS                               51,561,000


                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.

                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE

US BANCORP               COM       902973304      394,000   16,979.00 X                                    500          16,479

ENTERBANK HLDG INC       COM       293538102      482,000   34,436.00 X                                          2,436  32,000

EXXON MOBIL CORP         COM       30231G102      636,000    7,849.00 X                                                  7,849

TRANSOCEAN SEDCO FOREX   COM       G90078109      621,000   14,321.00 X                                     57   4,456   9,808

MATTEL INC               COM       577081102      397,000   22,395.00 X                                    425  10,300  17,670

STRAYER EDUCATION INC.   COM       863236105   18,975,000  542,150.00 X                                  8,975 176,850 356,325

SOLUTIA INC              COM       834376105      232,000   19,037.00 X                                         17,300   1,737

IRON MOUNTAIN            COM       462846106    8,608,000  224,631.00 X                                  2,634  81,627 140,370

SBC COMMUNICATIONS       COM       78387G103      828,000   18,558.00 X                                     35          18,523

ZEBRA TECHNOLOGIES       COM       989207105    7,243,000  189,974.00 X                                  2,325  75,145 112,504

HEIDRICK & STRUGGLES
 INTL INC                COM       422819102    2,327,000   80,400.00 X                                  1,475  27,000  51,925

INTL SPEEDWAY CORP CL A  COM       460335201    9,424,000  254,275.00 X                                  2,950  99,600 151,725

FIRST DATA CORP          COM       319963104      397,000    6,656.00 X                                                  6,656

TALX CORP                COM       874918105      509,000   20,625.00 X                                                 20,625

   COLUMN TOTALS                               51,073,000


                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.

                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE

VODAFONE                 COM       92857W100      202,000    7,450.00 X                                    175           7,275

JOHNSON & JOHNSON        COM       478160104      272,000    3,115.00 X                                                  3,115

LUCENT TECH              COM       549463107      121,000   12,143.00 X                                                 12,143

MERCK & CO               COM       589331107      958,000   12,623.00 X                                          1,683  70,940

MISSISSIPPI VY BANCSHS   COM       605720101    3,296,000   95,500.00 X                                                 95,500

NESTLES SA ADR           COM       641069406      210,000    2,000.00 X                                                  2,000

PFIZER INC               COM       717081103      890,000   21,744.00 X                                                 21,744

RALSTON PURINA           COM       751277302      652,000   20,916.00 X                                                 20,916

   COLUMN TOTALS                                6,601,000


                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.

                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE

FIRST PFD CAP TR         PFD       33611H203   214,000      8,000.00  X                                                 8,000

PFD TENN VY AUTH PWR     PFD       880591409   247,000     10,000.00  X                                                10,000

SOURCE CAPITAL PFD $2.40 PFD       836144204   203,000      7,000.00  X                                                 7,000

   COLUMN TOTALS                               664,000



                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.

                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE

VANGUARD INDEX TR 500
PORT                     MF        922908405     256,000   12,528.00  X                                                12,528

VAN KAMPEN AMER CAP
TAX EX FD                MF        92113R309     282,000   26,487.00  X                                                26,487

SELIGMAN TAX FREE MO     MF        816346878     394,000   50,784.00  X                                                50,784

S&P MIDCAP 400 INDEX     MF        464287507     285,000    3,105.00  X                                                 3,105

S&P 500 INDEX            MF        464287200     289,000    2,475.00  X                                                 2,475

   COLUMN TOTALS                               1,506,000



                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.

                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE

TOTAL COMMON STOCK                             146,170,000

TOTAL PREFERRED STOCKS                             664,000

TOTAL MUTUAL FUNDS                               1,506,000



TOTAL FMV                                      148,340,000
